Stock Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Titan Pharmaceuticals Inc [Member]
Stock Plans

3.	Stock Plans

The following table summarizes option activity:

	Shares (in thousands)	Weighted- Average Exercise Price per share	Weighted- Average Remaining Option Term (in years)	Aggregate Intrinsic Value (in thousands of U.S. dollars)
Outstanding at December 31, 2024	79	$69.85	7.15	$-
Outstanding at September 30, 2025	68	$47.72	6.53	$-
Exercisable at September 30, 2025	68	$47.72	6.53	$-

We use the Black-Scholes-Merton option-pricing model to estimate the fair value of our stock options. There were no options granted or shares awarded during the nine-month periods ended September 30, 2025 and 2024.

As of September 30, 2025, there was no unrecognized compensation expense related to non-vested stock options.

7. Stock Plans

In August 2015, our stockholders approved the 2015 Plan. The 2015 Plan, as subsequently amended, authorizes a total of 125,000 shares of our common stock for issuance to employees, directors, officers, consultants and advisors. As of December 31, 2024, options to purchase 3,750 shares of our common stock were available for grant and 93,059 shares of our common stock were outstanding under the 2015 Plan.

In February 2014, our Board adopted the 2014 Incentive Plan (the “2014 Plan”), pursuant to which 30 shares of our common stock are currently authorized for issuance to employees, directors, officers, consultants and advisors. The 2014 Plan was terminated upon the approval of the 2015 Plan. As of December 31, 2024, options to purchase 30 shares of our common stock were outstanding under the 2014 Plan.

The following table summarizes option activity for the year ended December 31, 2024:

	Shares (in thousands)	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands of U.S. dollars)
Outstanding at January 1, 2024	93	$73.46	8.35	$-
Granted	-			-
Released	-			-
Cancelled/expired	(14)	89.81		-
Outstanding at December 31, 2024	79	$69.85	7.15	$-
Exercisable at December 31, 2024	79	$69.85	7.15	$-

We use the Black-Scholes-Merton option-pricing model with the following assumptions to estimate the stock-based compensation expense:

	For the Years Ended December 31,
	2024	2023
Weighted-average risk-free interest rate	-%	4.1%
Expected dividend payments	-	-
Expected holding period (years)(1)	-	5.28
Weighted-average volatility factor(2)	-	1.10
Estimated forfeiture rates for options granted(3)	-%	7%

(1)	Expected holding period is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and the expectations of future employee behavior.
(2)	Weighted average volatility is based on the historical volatility of our common stock.
(3)	Estimated forfeiture rates are based on historical data.

Based upon the above methodology, the weighted-average fair value of options and awards granted during the year ended December 31, 2023 was $17.66.

The following table summarizes the stock-based compensation expense:

	For the Years Ended December 31,
(in thousands of U.S. dollars)	2024	2023
Research and development	$-	$112
General and administrative	-	901
Total stock-based compensation expense	$-	$1,013

As of December 31, 2024, there was no unrecognized compensation expense related to non-vested stock options subject to shareholder approval.

On August 2, 2022, our Board of Directors (the “Board”), modified the outstanding options to purchase common stock under our 2015 Plan, to allow for the acceleration of vesting of all unvested 2015 Plan options in the event of a change in control through the election of a majority of new members to our Board.

On August 15, 2022, the Special Meeting was held at the request of Activist, to increase the size of our Board from five members to eleven members and elect Activist’s slate of six nominees to serve as directors in addition to the existing five Board members. As a result of the change of control, all unvested options granted under the 2015 Plan prior to August 15, 2022, immediately became vested. We recognized approximately $0.5 million of stock-based compensation related to the acceleration of vesting.

During August and September 2022, our Board granted 6,250 options to purchase common stock at $30.40 per share and 45,000 options to purchase common stock at $26.20 per share which are subject to shareholder approval of an amendment to increase the number of shares reserved for issuance under our 2015 Plan. The options vest monthly over a 12-month period from the grant dates. The shares underlying these options were approved by our stockholders on June 29, 2023 and have been included in the table above as of December 31, 2024.

In July 2023, our Board granted, pursuant to our 2015 Plan, an aggregate of 22,500 shares of fully vested unrestricted common stock to seven members of the Board of Directors and one member of the management team. As a result, we recognized non-cash stock compensation of approximately $235,000.

In September 2023, our Board granted, pursuant to our 2015 Plan an aggregate of 5,691 shares of fully vested unrestricted common stock to six members of the Board of Directors and one member of the management team. The Board conditioned the grant on the filing of a Form S-8 registration statement to register the common shares authorized for issuance under the 2015 Plan, which occurred on October 25, 2023. As a result, we recognized non-cash stock compensation of approximately $48,000.